Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
Unpaid cancelled investment funds	$ 142,499	$ 1,812,370